Management of financial risk - Movements of Level 3 financial instruments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	¥ 7,638,458
End of the year	7,680,926	¥ 7,638,458
Level 3
Movements of Level 3 financial instruments measured at fair value
Beginning of the year	5,000	5,000
Additions (Note 16)			¥ 5,000
End of the year	¥ 5,000	¥ 5,000	¥ 5,000